Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Share amounts in thousands	2022	2021	2022	2021
Numerator:
Net income attributable to common shareholders	$76,400	$64,729	$227,695	$200,574
Denominator:
Weighted average common shares outstanding - basic	45,896	49,414	47,252	49,804
Dilutive share options, RSU and PSU	811	1,003	840	904
Weighted average common shares outstanding - diluted	46,707	50,417	48,092	50,708
Net income attributable to common shareholders per common share:
Basic	$1.66	$1.31	$4.82	$4.03
Diluted	$1.64	$1.28	$4.73	$3.96

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	285	281	303	288